DAILY TAX-EXEMPT
MONEY FUND'S

PROSPECTUS
WILL BE INCLUDED
IN THE 2ND PAGE PROOF
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ALABAMA - 2.1%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rfdg. Rev. Bonds (Rime Village Proj.) Series 1988 B,
3.75%, tender 11/17/95, LOC NationsBank   $ 3,275,000 $ 3,275,000
Guntersville Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994,
3.90%, VRDN    2,400,000  2,400,000
Huntsville Ind. Dev. Board Ind. Dev. Rev. (PPG Inds. Inc. Proj.) Series
1992, 4%, VRDN    1,000,000  1,000,000
Mobile Special Care Facs. Fin. Auth. Hosp. Rev. (Daughters of Charity Providence Hosp.)
Series 1984, 3.95%, FRDN    5,000,000  5,000,000
  11,675,000
ALASKA - 0.7%
Valdez Marine Terminal Rev. Rfdg.:
 Bonds (Atlantic Richfield Co.) Series 1994 A, 3.80%, tender 11/17/95 1,500,000 1,500,000
 (Exxon Pipeline Co. Proj.) Series 1985, 3.90%, VRDN    2,400,000
2,400,000
  3,900,000
ARIZONA - 4.0%
Apache County Ind. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1983 C, 4.05%,
LOC Bankers Trust Co., VRDN    8,200,000  8,200,000
Arizona Health Facs. Auth. Rev. (Samcor 1986 Loan Pool-Samaritan Health
Care) 3.90%
(FGIC Insured) (BPA Chemical Bank) VRDN    1,710,000  1,710,000
Maricopa Poll. Cont. Rev. (Palo Verde Proj.) Series 1994 B, 3.90%,
LOC Morgan Guaranty Trust Co., VRDN    5,200,000  5,200,000
Pima County Ind. Dev. Auth. Ind. Rev. (Tucson Elec. Pwr. Co.) (Irvington Proj.) Series 1982 A, 4%,
LOC Societe Generale, VRDN    7,400,000  7,400,000
  22,510,000
CALIFORNIA - 11.6%
Alameda County TRAN 4.75% 7/25/96, LOC Union Bank of Switzerland
4,000,000  4,021,008
Butte County Office of Ed. TRAN 4.75% 9/12/96    1,800,000  1,808,952
California Higher Ed. Loan Auth. Student Loan Rev. Sr. Lien Bonds Series 1992 A, 3.90%,
tender 7/1/96, LOC SLMA    2,850,000  2,850,000
California Student Loan Mktg. Corp. Student Loan Rev. Rfdg. Series 1993 A,
3.90%,
LOC Dresdner Bank, VRDN    5,000,000  5,000,000
California TRAN (Cash Reserve Prog. Auth.) Series 1995 A, 4.75% 7/3/96 10,000,000 10,064,481
Contra Costa County TRAN 4.50% 7/3/96    2,000,000  2,010,971
Freemont TRAN 4.50% 7/5/96    3,700,000  3,711,993
Fresno County TRAN 4.50% 7/2/96    1,400,000  1,403,766
Fresno Unified School Dist. TRAN 4.50% 10/11/96    4,000,000  4,018,110
Los Angeles County TRAN 4.50% 7/1/96    13,000,000  13,058,146
Los Angeles Reg. Arpt. Impt. Corp. Lease Rev. (Los Angeles Int'l. Air France) 4.45%,
LOC Societe Generale, VRDN    3,100,000  3,100,000
Los Angeles Unified School Dist. TRAN 4.50% 7/3/96    4,000,000  4,020,650
Oakland TRAN 4.50% 7/31/96    2,000,000  2,008,915
Oakland Unified School Dist. TRAN 4.50% 8/30/96    1,000,000  1,003,262
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Ctfs. of Prtn. (Capital Impt. Prog.) Series 1990-92 C, 4%
(FGIC Insured) VRDN   $ 800,000 $ 800,000
San Bernardino County TRAN 4.50% 7/5/96    3,500,000  3,512,492
Santa Clara County TRAN 4.50% 8/2/96    2,000,000  2,008,641
  64,401,387
COLORADO - 0.8%
Colorado Hsg. Fin. Auth. Multi-Family Hsg. (Huntersridge Proj.) 4.25%,
LOC Sumitomo Bank, VRDN    1,570,000  1,570,000
Colorado Springs County School Dist. #11 TAN 3.95% 6/28/96    1,200,000
1,200,379
Jefferson County School Dist. #R-1 Rfdg. Bonds Series C, 8.20% 12/15/95 1,600,000 1,607,289
  4,377,668
CONNECTICUT - 0.9%
Connecticut Special Assessment Unemployment Rev. Bonds Series 1993 C,
3.85%,
tender 7/1/96 (FGIC Insured)    5,000,000  5,000,000
DELAWARE - 2.6%
Delaware Econ. Dev. Auth. Multi-Family Rev. (Schoolhouse Trust Prog.)
4.40%,
LOC Marine Midland Bank, VRDN    1,350,000  1,350,000
Delaware Econ. Dev. Auth. Rev., VRDN:
 (Hosp. Billing & Collection Svcs. Proj.):
  Series 1985 B, 4% (MBIA Insured) (BPA Morgan Stanley)    2,300,000
2,300,000
  Series 1985 C, 4% (MBIA Insured) (BPA Morgan Stanley)    6,000,000
6,000,000
 (Peninsula United Methodist Homes Inc.) Series 1992 B, 4.15%, LOC Meridian
Bank, VRDN    4,840,000  4,840,000
  14,490,000
DISTRICT OF COLUMBIA - 0.2%
District of Columbia Hosp Rev. Rfdg. Bonds (Medlantic Healthcare) Series A, 4.20% 8/15/96
(MBIA Insured)    1,150,000  1,151,476
FLORIDA - 10.2%
Alachua County Health Facs. Auth. Rev. Bonds (Academic Research Bldg. Proj) Series 1989, 4%,
tender 12/13/95, LOC Barnett Bank    1,500,000  1,500,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev. (Dolphins Stadium Proj.) Series 1985 B, 3.80%,
LOC Hong Kong & Shanghai Banking Corp., VRDN    2,500,000  2,500,000
Dade County Ind. Dev. Auth. Rev. (Florida Pwr. & Light Co. Proj.) Series
1993, 3.90%, VRDN    1,800,000  1,800,000
Florida Board of Ed. Participating VRDN, Series BT-33, 4.15%
(Liquidity Facility Bankers Trust Co.) (b)    4,008,600  4,008,600
Florida Local Govt. Fin. Commission Series A, CP:
 3.85% 11/28/95, LOC First Union National Bank    4,000,000  4,000,000
 3.75% 11/29/95, LOC First Union National Bank    2,000,000  2,000,000
Indian River County Hosp. Dist. Rev Hosp. Rev..:
 Rfdg. Series 1985, 4%, LOC Kredietbank, VRDN    3,000,000  3,000,000
 Bonds Series 1990, 3.90%, tender 11/13/95, LOC Kredietbank    3,200,000
3,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 1984, 3.90%,
LOC First Union Nat'l. Bank, VRDN   $ 1,470,000 $ 1,470,000
Jacksonville River City Renaissance Prog., 3.80% 12/12/95 (BPA Morgan
Guaranty Trust Co.) CP    1,000,000  1,000,000
Lee County Hosp. Board Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.) Series 1992 C, 3.95%,
tender 12/12/95 (Liquidity Facility SunTrust Bank)    10,000,000
10,000,000
Orange County Blood Bank Project Series 1988, 4.95%, LOC SunTrust Bank,
VRDN    1,345,000  1,345,000
Sarasota County Pub. Hosp. Dist. Hosp. Bonds:
 (Sarasota Memorial Hosp.):
  Series 1991, 3.85%, tender 11/9/95    5,000,000  5,000,000
  Series 1993 A:
   3.85%, tender 11/9/95    2,500,000  2,500,000
   3.80%, tender 11/16/96    2,500,000  2,500,000
   3.75%, tender 12/19/95    3,500,000  3,500,000
   3.80%, tender 2/14/96    2,000,000  2,000,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr & Light Co. Proj.) Series 1994 A, 3.80%,
tender 1/10/96    2,000,000  2,000,000
Sunshine State Governmental Fing. Commission 3.80% 2/13/96, CP    3,700,000
3,700,000
  57,023,600
GEORGIA - 4.8%
Burke County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.) Series 1994,
3.90%, VRDN    1,900,000  1,900,000
Cherokee County Wtr. & Swr. Auth. Rev. Participating VRDN, Series 1993,
4.05%
(MBIA Insured) (Liquidity Facility Merrill Lynch & Co.) (b)    4,420,000
4,420,000
Clayton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.:
 (Kings Arms Apts. Proj.) Series 1990 D, 3.90% (FSA Insured) (BPA Barclays
Bank) VRDN    1,100,000  1,100,000
 (Ten Oaks Apts. Proj.) Series 1990 F, 3.90% (FSA Insured) (BPA Barclays
Bank) VRDN    1,400,000  1,400,000
Cobb-Marietta Coliseum & Exhibition Hall Auth. Rev. Rfdg. Participating VRDN, Series PA-65, 4.05%
(MBIA Insured) (Liquidity Facility Merrill Lynch & Co.) (b)    2,100,000
2,100,000
Fulton County Hosp. Auth. Rev. Bonds (St. Joseph's Hosp. of Atlanta) 3.80%, tender 12/8/95,
LOC SunTrust Bank    3,300,000  3,300,000
Fulton County Multi-Family Hsg. Rev. Rfdg. (Champions Green Apts. Proj) Series 1994 B, 4%,
LOC Southtrust Bank, VRDN    5,670,000  5,670,000
Newton County Ind. Dev. Auth. Rfdg. Rev. (John H. Harland Co. Proj.) 4%,
LOC NationsBank, VRDN    2,000,000  2,000,000
Rockdale County Hosp. Auth. Rev. Series 1994, 3.95%, LOC SunTrust Bank,
VRDN    2,900,000  2,900,000
Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.) Series 1991, 4.05%,
LOC NationsBank, VRDN    1,800,000  1,800,000
  26,590,000
IDAHO - 1.8%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994 B,
3.90%, VRDN    1,000,000  1,000,000
Idaho Gen. Oblig. TAN Series 1995, 4.50% 6/27/96    3,000,000  3,013,215
Idaho Health Facs. Auth. Rev. (St. Lukes Regional Med. Ctr.) 3.95%, LOC
Credit Suisse, VRDN    5,925,000  5,925,000
  9,938,215
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ILLINOIS - 4.0%
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1, 3.95%,
LOC Nat'l. Westminster Bank, VRDN   $ 1,800,000 $ 1,800,000
East Hazel Crest Multi-Family Hsg. Rev. (I-80 & Halstead Proj.) Series 1985 A, 4.40%,
LOC Marine Midland Bank, VRDN    2,945,000  2,945,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 1994 C, 3.90%,
LOC ABN-AMRO Bank, VRDN    5,200,000  5,200,000
Illinois Health Facs. Auth. Rev., VRDN:
 (Evangelical Hosp. Corp.) Series 1985 B, 3.85%, LOC First Nat'l. Bank of
Chicago    2,400,000  2,400,000
 (Springfield Mem. Hosp.) Series 1985 C, 4%, LOC Fuji Bank    1,930,000
1,930,000
Lombard Ind. Dev. Rev. Rfdg. Proj. (B&H Partnership Proj.) 4.325%, LOC
Comerica Bank, VRDN    3,375,000  3,375,000
Mundelein Ind. Dev. Rev. Rfdg. (1200 Town Line Rd. Proj.) 3.90%,
LOC Harris Trust & Savings Bank, VRDN    1,100,000  1,100,000
Schaumberg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.) 4.05%,
LOC NationsBank, VRDN    1,985,000  1,985,000
Springfield Commty. Impt. Rev. (Kent Family Inc. Proj.) 4%, LOC PNC Bank,
VRDN    1,750,000  1,750,000
  22,485,000
INDIANA - 4.8%
Indiana Dev. Fin. Auth. Ind. Dev. Rev. Rfdg. (Hoosier Wire, Inc. Proj.) 4%,
LOC Bank One, VRDN    1,750,000  1,750,000
Indiana Ed. Facs. Auth. Rev. (Tri-State Univ., Inc. Proj.) 4%, LOC Bank
One, VRDN    2,720,000  2,720,000
Indiana Health Facs. Fin. Auth. Hosp. Rev., VRDN:
 (Capital Access Designated Pool) Series 1992, 3.90%, LOC Comerica Bank 3,620,000 3,620,000
 (Deaconess Hosp.) Series 1992, 4.05%, LOC Fuji Bank    6,000,000
6,000,000
Indiana Hosp. Equip. Fin. Auth. Rev. Series 1985 A, 3.90% (MBIA Insured)
(BPA Bank of New York) VRDN    4,475,000  4,475,000
Jasper County Poll. Cont. Rev. Bonds (Northern Indiana Pub. Svc. Proj.) Series 1988 C, 3.80%,
tender 2/12/96, LOC Barclays Bank    2,000,000  2,000,000
Noblesville Econ. Dev. Rev. Rfdg. (River's Edge Apt. Proj.) Series 1992,
4%, LOC Bank One, VRDN    3,160,000  3,160,000
Purdue Univ. Rev. (Student Fee) Series E, 3.80%, VRDN    1,620,000
1,620,000
Rockport Poll. Cont. Rev. Rfdg. (Michigan Pwr. Co, Proj.) Series 1995 B, 3.95% (AMBAC Insured)
(Liquidity Facility Bank of New York) VRDN    1,500,000  1,500,000
  26,845,000
IOWA - 0.8%
Algona Dev. Rev. (George A. Hormel & Co. Proj.) Series 1985, 4.15%, LOC
Sumitomo Bank, VRDN    3,400,000  3,400,000
Iowa Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Small Bus. Loan Prog.) Series 1985 A, 3.85%,
LOC Federal Home Loan Bank, VRDN    1,100,000  1,100,000
  4,500,000
KANSAS - 1.6%
Burlington Poll Cont. Rev. Bonds (Kansas City Pwr. & Light Co.) Series 1985 B, 3.80%,
tender 11/9/95, LOC Societe Generale    2,000,000  2,000,000
Burlington Poll. Cont. Rev. (Kansas Elec. Pwr. Coop Inc.) Series 1985 C-1,
3.80%,
tender 2/13/96 (Nat'l. Rural Util. Coop. -  CFC Guaranteed)    4,265,000
4,265,000
Olathe Edl. Facs. Rev. Independent Assoc. (College Assoc. Pooled Ed. Loan Prog.) Series 1989 A, 3.95%,
LOC Hong Kong & Shanghai Banking Corp., VRDN    2,490,000  2,490,000
  8,755,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
KENTUCKY - 0.3%
Georgetown Ed. Inst. Rev. (Georgetown College Proj.) Series 1992, 4%, LOC
PNC Bank, VRDN   $ 1,800,000 $ 1,800,000
MICHIGAN - 7.2%
Detroit Downtown Dev. Auth. Rev. Rfdg. (Millender Ctr. Proj.) Series 1988,
4.05%,
LOC Sumitomo Bank, VRDN    4,600,000  4,600,000
Michigan Muni. Bond Auth. RAN Series 1995 B, 4.50% 7/3/96    10,000,000
10,045,117
Michigan Hosp. Fin. Auth. Rev., VRDN:
 Rfdg. (Mt. Clemens Gen. Hosp.) Series 1994, 3.95%, LOC Comerica Bank 9,800,000 9,800,000
 (Hosp. Equip. Loan Proj.) Series 1989, 3.80%, LOC Comerica Bank    900,000
900,000
Michigan Hsg. Dev. Auth. Ltd. Oblig. Rev. (Shoal Creek Apt. Proj.) 3.90%,
LOC Nat'l. Westminster Bank, VRDN    1,000,000  1,000,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 1994 C, 3.90%, LOC Credit
Suisse, VRDN    900,000  900,000
Michigan Strategic Fund Ind. Dev. Rev. (Michigan Sugar Co.-Croswell Proj.)
3.95%,
LOC SunTrust Bank, VRDN    2,500,000  2,500,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Michigan Sugar Co.-Caro Proj.) Series 1991, 3.95%,
LOC SunTrust Bank, VRDN    1,500,000  1,500,000
Michigan Strategic Fund Rev. Bonds (Dow Chemical Co. Proj.) Series 1986,
3.90%,
tender 1/11/96    2,200,000  2,200,000
Michigan Strategic Fund Rev. Rfdg. (Dow Chemical Co. Proj.) Series 1994,
4%, VRDN    3,600,000  3,600,000
University of Michigan Rev. Series 1995 A, 4%, VRDN    3,000,000  3,000,000
  40,045,117
MINNESOTA - 1.1%
Fridley Ind. Dev. Auth. Rev. (Longview Fibre Co. Proj.) Series 1988, 3.90%,

LOC ABN-AMRO Bank, VRDN    1,000,000  1,000,000
Minneapolis Hsg. Dev. Rfdg. Rev. (One Ten Grant Proj.) Series 1989, 3.80%,
LOC First Bank of Minnesota, VRDN    1,500,000  1,500,000
Olmsted County (COP Human Services Campus Infrastructure Proj.) 4.05%,
LOC Sanwa Bank, VRDN    2,535,000  2,535,000
Osseo Independent School Dist. # 279 Participating VRDN, Series A, 4.10%
(FGIC Insured) (Liquidity Facility Norwest Bank) (b)    1,260,000
1,260,000
  6,295,000
MISSISSIPPI - 0.6%
Jackson County Port Facs. Rev. Rfdg. (Chevron U.S.A.) Series 1993, 3.90%,
VRDN    3,400,000  3,400,000
MISSOURI - 1.6%
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. Bonds (Union Elec. Co.) Series 1985 A,
3.80%, tender 11/20/95, LOC Union Bank of Switzerland    3,600,000
3,600,000
St Louis Planned Expansion Auth. Ind. Dev. Rfdg. Rev. (Alumax Foils Proj.) Series 1992, 3.95%,
LOC PNC Bank, VRDN    2,000,000  2,000,000
University of Missouri RAN Series 1995-96, 4.75% 6/28/96    3,000,000
3,019,965
  8,619,965
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
MONTANA - 0.3%
Montana Gen. Oblig. TRAN 4.50% 6/30/96   $ 1,700,000 $ 1,708,195
NEBRASKA - 0.6%
Omaha Pub. Pwr. Dist. Participating VRDN, Series 1993 D, 4.05%
(Liquidity Facility Merrill Lynch & Co. Inc.) (b)    3,070,000  3,070,000
NEW JERSEY - 0.8%
Hudson County BAN 4.375% 10/10/96    2,600,000  2,607,838
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 4.02% (Liquidity
Facility Citibank) (b)    2,000,000  2,000,000
  4,607,838
NEW MEXICO - 0.4%
Hurley Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.95% (British Petroleum
Guaranteed) VRDN    2,300,000  2,300,000
NEW YORK - 2.2%
New York City Gen. Oblig.:
 Series E-5, 4%, LOC Sumitomo Bank, VRDN    300,000  300,000
 Series 1994 E-4, 3.90%, LOC State Street Bank, VRDN    2,000,000
2,000,000
 RAN Series 1996 B, 4.75% 6/28/95    10,100,000  10,153,044
  12,453,044
OHIO - 0.7%
Cleveland Reg'l. Transit Auth. BAN 4.10% 4/10/96    4,000,000  4,005,961
OKLAHOMA - 0.9%
Oklahoma City Participating VRDN, Series BT-13, 4.20% (BPA Bankers Trust
Co.) (b)    4,238,100  4,238,100
Tulsa Ind. Dev. Auth. Univ. Rev. (Univ. of Tulsa Proj.) Series 1985, 4.20%,
LOC Fuji Bank, VRDN    1,000,000  1,000,000
  5,238,100
PENNSYLVANIA - 5.2%
Allegheny County Hosp. Dev. Auth. Health Ctr. Rev. (Presbyterian Univ. Health Sys.)
Series 1990 B, 3.85% (MBIA Insured) (BPA Credit Suisse) VRDN    800,000
800,000
Allegheny County Hosp. Dev. Auth. Hosp. Rev. (St. Margaret Mem. Hosp.) Series 1992 A, 4.15%,
LOC Mellon Bank, VRDN    2,690,000  2,690,000
Allentown Multi-Family Hsg. Rev. Rfdg. (Arcadia Assoc. Proj.) Series 1990,
4.10%,
LOC Sumitomo Bank, VRDN    2,700,000  2,700,000
Dauphin County Gen. Auth. Hosp. Rev. (Reading Hosp. & Med. Ctr.) Series
1994 A, 3.95%, VRDN    1,200,000  1,200,000
Delaware County Ind. Dev. Auth. Rev. Bonds (Philadelphia Elec.) Series B,
3.80%,
tender 11/22/95 (FGIC Insured)    7,000,000  7,000,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 C, 4.05%, LOC Hong Kong & Shanghai Banking Corp.    2,500,000
2,500,000
 Series 1986, 4.05%, LOC Hong Kong & Shanghai Banking Corp.    1,000,000
1,000,000
Montgomery County Higher Ed. & Health. Auth. Rev. (Pottstown Healthcare Corp. Proj.)
Series 1992, 4.125%, LOC Meridian Bank, VRDN    2,900,000  2,900,000
North Lebanon Township (Grace Commty. Inc. Proj.) Series 1992 B, 4.125%,
LOC Meridian Bank, VRDN    2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Quakertown Hosp. Auth. Rev. (Pooled Fing. Prog.) Series 1985 A, 3.75%,
LOC PNC Bank, VRDN   $ 4,000,000 $ 4,000,000
Schuykill County Ind. Dev. Auth. Resource Recovery Rev. (Gilberton Pwr.)
4%,
LOC Mellon Bank, VRDN    2,000,000  2,000,000
  28,790,000
RHODE ISLAND - 0.4%
Rhode Island TAN 4.50% 6/28/96, LOC Union Bank of Switzerland    2,000,000
2,010,353
SOUTH CAROLINA - 2.2%
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg. (Spartanburg-Oxford Proj.)
Series 1990 D, 4.25% (Continental Casualty Guaranteed) VRDN    9,415,000
9,415,000
Walhalla Rev. Rfdg. (Avondale Mills Inc. Proj.) Series 1990, 3.95%,
LOC SunTrust Bank, VRDN    3,000,000  3,000,000
  12,415,000
TENNESSEE - 1.3%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev. Series 1995, 4%, LOC
NationsBank, VRDN    2,000,000  2,000,000
Metropolitan Govt. Nashville and Davidson County Hosp. Rev. Bonds (Baptist
Hosp.)
Series 1992, 3.80%, tender 2/14/96 (BPA NationsBank)    2,800,000
2,800,000
Rutherford County Ind. Dev. (Cumberland-Swan Inc. Proj.) Series 1987,
3.95%,
LOC Third Nat'l. Bank of Nashville, VRDN    1,075,000  1,075,000
Tennessee Local Dev. Auth. BAN 4.75% 5/31/96    1,500,000  1,507,522
  7,382,522
TEXAS - 11.1%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.25%,
LOC Household Bank, VRDN    1,000,000  1,000,000
Austin Independent School Dist. TRAN 4.312% 8/30/96    2,400,000  2,400,000
Brazos River Harbor Navigation Dist. Of Brazoria County Rev. Bonds (Dow Chemical Co.)
Series 1991, 3.85%, tender 1/17/96    2,750,000  2,750,000
Brownsville Util. Sys. Rev. Series A, 3.80% 2/14/96, LOC Toronto-Dominion
Bank, CP    2,500,000  2,500,000
El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.) Series 1991, 4.05%,
LOC NationsBank, VRDN    1,055,000  1,055,000
Galveston County Health Facs. Dev. Corp. (Devereux Foundation Proj.) Series 1991, 4%,
LOC Banque Paribas, VRDN    4,490,000  4,490,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group Inc. Proj.) Series 1993, 3.95%,
LOC Wachovia Bank, VRDN    1,500,000  1,500,000
Harris County Health Facs. Bonds (Sisters of Charity of the Incarnate Word)
3.80%,
tender 11/27/95 (Liquidity Facility Toronto -Dominion Bank)    4,900,000
4,900,000
Houston Wtr. & Swr. Sys. Rev. Series A, CP:
 3.95% 11/16/95 (Liquidity Facility Swiss Bank Corp.)    5,000,000
5,000,000
 3.80% 12/6/95 (Liquidity Facility Swiss Bank Corp.)    1,000,000
1,000,000
La Marque Independent School Dist. Variable Rate TRAN 4.557% 8/31/96 (c) 1,700,000 1,700,000
Pantego Ind. Dev. Corp. Ind. Dev. Rev. (Minyard Properties) Series 1984,
4%, LOC Citibank, VRDN    2,300,000  2,300,000
San Antonio Elec. & Gas Sys. Series A, 3.75% 11/15/95, CP    4,000,000
4,000,000
Tarrant County Health Facs. Dev. Corp. Hosp. Rev. (Harris Methodist Health Sys.) Series 1988, 4.15%,
LOC Fuji Bank, VRDN    600,000  600,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
Texarkana Ind. Dev. Corp. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.)
4.05%,
LOC NationsBank, VRDN   $ 2,440,000 $ 2,440,000
Texas Gen. Oblig.:
 TRAN Series 1995 A, 4.75% 8/30/96    12,850,000  12,934,934
 (Veterans Hsg. Asst. Prog. I) Series 1995, 3.75%, VRDN    2,000,000
2,000,000
Texas Muni Pwr. Agcy. Rev., 3.80% 2/12/96, CP    5,500,000  5,500,000
Texas Pub. Ed. Participating VRDN, Series CR-170, 4.02% (Liquidity Facility
Citibank) (b)    2,000,000  2,000,000
Texas Wtr. Dev. Board Rev. Series 1992 A, 4.10% (Liquidity Facility
Canadian Imperial Bank) VRDN    400,000  400,000
Tyler Health Facs. Dev. Corp. Rev. Bonds (Med. Ctr. Reg. Healthcare Proj.)
3.85%,
tender 12/15/95, LOC Banque Paribas    1,500,000  1,500,000
  61,969,934
UTAH - 0.4%
Intermountain Pwr. Agency Pwr. Supply Rev. Bonds, Series 1985 E, 3.85%, tender 6/17/96
(BPA Bank of America)    2,200,000  2,200,000
VERMONT - 0.3%
Vermont Student Assistance Corp. Student Loan Rev. Series 1985, 3.90%,
LOC Nat'l. Westminster Bank, VRDN    1,700,000  1,700,000
VIRGINIA - 4.0%
Louisa County Ind. Dev. Auth. Adj. Rate Pooled Fin. Rev. Series 1995, 4%,
LOC NationsBank, VRDN    3,000,000  3,000,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1985, 3.90%,
tender 2/8/96 (BPA Bank of New York)    5,125,000  5,125,000
Peninsula Port Auth. Rev. Rfdg. (Shell Oil & Terminal Co, Proj.) Series
1987, 3.95%, VRDN    4,000,000  4,000,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev. (Windsor at Fieldstone Proj.) 4%,
LOC NationsBank, VRDN    7,492,000  7,492,000
Virginia Beach Dev. Ind. Dev. Auth. Rev. Rfdg. (La Quinta Inns) Series 1993, 4.05%,
LOC NationsBank, VRDN    2,675,000  2,675,000
  22,292,000
WASHINGTON - 4.4%
Washington Gen. Oblig. Participating VRDN, Series 1993 C-A, 4.07%
(Liquidity Facility Citibank) (b)    4,000,000  4,000,000
Washington Pub. Pwr. Supply Sys. Participating VRDN:
 Series BT-126, 4.20% (BPA Bankers Trust Co.) (b)    2,774,400  2,774,400
 Series 1994 B, 4.07% (Liquidity Facility Citibank) (b)    10,600,000
10,600,000
Washington Public Pwr. Supply Sys. Rev. Rfdg., VRDN:
 (Nuclear Proj. #1):
  Series 1993 1A1, 3.90%, LOC Bank of America    4,600,000  4,600,000
  Series 1993 1A3, 3.90%, LOC Nat'l. Westminster Bank    2,500,000
2,500,000
  24,474,400
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
WISCONSIN - 1.7%
Glendale-River Hills School Dist. TRAN 4.50% 8/20/96   $ 2,400,000 $
2,407,390
Kenosha Unified School Dist. TRAN 4.50% 9/6/96    1,600,000  1,605,895
Milwaukee Redev. Auth. Dev. Rev. (Bradley Ctr. Parking Facs. Proj.) Series 1986, 3.90%,
LOC Nat'l. Westminster Bank, VRDN    25,000  25,000
New Berlin School Dist. TRAN 4.25% 8/22/96    1,000,000  1,002,494
Wisconsin Health & Ed. Facs. Auth Health Facs. Rev. (SSM Healthcare Proj.) Series 1990 A, 3.80%,
LOC Credit Suisse, VRDN    1,400,000  1,400,000
Wisconsin Participating VRDN, Series 1993 R, 4.07% (Liquidity Facility
Citibank) (b)    3,000,000  3,000,000
  9,440,779
MULTIPLE STATES - 1.4%
Clipper Participating VRDN, Series 1993-1A, 3.98%
(Liquidity Facility State Street Bank) (b)    6,396,150  6,396,150
Participating VRDN, Series 1990 A, 4.50%, LOC NationsBank (b)    1,530,000
1,530,000
  7,926,150
TOTAL INVESTMENTS - 100%  $ 557,786,704
Total Cost for Income Tax Purposes  $ 557,786,731

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
FRDN - Floating Rate Demand Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
La Marque ISD
Variable Rate TRAN 9/7/95 $ 1,700,000
INCOME TAX INFORMATION
At October 31, 1995, the fund had a capital loss carryforward of approximately $24,000 which will expire on October 31, 2000.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

1.ASSETS                                                                2.            3.

4.Investment in securities, at value - See accompanying schedule        5.            $ 557,786,704

6.Cash                                                                  7.             250


8.Receivable for investments sold                                       9.             1,806,802

10.Interest receivable                                                  11.            3,282,416

12. 13.TOTAL ASSETS                                                     14.            562,876,172

15.LIABILITIES                                                          16.           17.

18.Payable for investments purchased                                    $ 3,000,000   19.

20.Share transactions in process                                         190,298      21.

22.Distributions payable                                                 199,176      23.

24.Accrued management fee                                                181,681      25.

26.Other payables and accrued expenses                                   131,827      27.

28. 29.TOTAL LIABILITIES                                                30.            3,702,982

31.32.NET ASSETS                                                        33.           $ 559,173,190

34.Net Assets consist of:                                               35.           36.

37.Paid in capital                                                      38.           $ 559,196,514

39.Accumulated net realized gain (loss) on investments                  40.            (23,324)

41.42.NET ASSETS, for 559,196,514 shares outstanding                    43.           $ 559,173,190

44.45.NET ASSET VALUE, offering price and redemption price per share    46.            $1.00
($559,173,190 (divided by) 559,196,514 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1995

47.48.INTEREST INCOME                                                              49.           $ 19,271,256

50.EXPENSES                                                                        51.           52.

53.Management fee                                                                  $ 2,432,962   54.

55.Transfer agent, accounting and custodian fees and expenses                       1,089,580    56.

57.Non-interested trustees' compensation                                            3,762        58.

59.Registration fees                                                                142,222      60.

61.Audit                                                                            31,036       62.


63.Legal                                                                            18,907       64.


65.Miscellaneous                                                                    4,322        66.

67. Total expenses before reductions                                                3,722,791    68.

69. Expense reductions                                                              (559,941)     3,162,850

70.71.NET INTEREST INCOME                                                          72.            16,108,406

73.REALIZED AND UNREALIZED GAIN (LOSS)                                             75.            32,560
74.Net realized gain (loss) on investment securities

76.Increase (decrease) in net unrealized gain from accretion of market discount    77.            (317)

78.79.NET GAIN (LOSS)                                                              80.            32,243

81.82.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         83.           $ 16,140,649


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      OCTOBER 31,        OCTOBER 31,
                                                                                      1995               1994

84.INCREASE (DECREASE) IN NET ASSETS

85.Operations                                                                         $ 16,108,406       $ 11,237,433
Net interest income

86. Net realized gain (loss)                                                           32,560             45,516

87. Increase (decrease) in net unrealized gain from accretion of market discount       (317)              (2,097)

88. 89.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 16,140,649         11,280,852

90.Distributions to shareholders from net interest income                              (16,108,406)       (11,237,433)

91.Share transactions at net asset value of $1.00 per share                            1,737,542,023      1,427,541,439
Proceeds from sales of shares

92. Reinvestment of distributions from net interest income                             14,101,845         9,765,655

93. Cost of shares redeemed                                                            (1,646,761,931)    (1,521,847,375)

94.95.                                                                                 104,881,937        (84,540,281)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

96.  97.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        104,914,180        (84,496,862)

98.NET ASSETS                                                                         99.                100.

101. Beginning of period                                                               454,259,010        538,755,872

102. End of period                                                                    $ 559,173,190      $ 454,259,010



FINANCIAL HIGHLIGHTS
The financial highlights table that follows and the fund's financial statements are included in the fund's Annual Report and have been audited by Price Waterhouse, LLP, independent accountants. Their report on the financial statements and financial highlights is included in the Annual
Report. The financial statements        and the report are attached.
SELECTED PER-SHARE DATA



103.Fiscal years
ended                 1995       1994       1993       1992       1991       1990       1989       1988       1987       1986
October 31

104.Net asset value,  $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
beginning of period

105.Income from        .033       .022       .021       .029       .044       .053       .056       .045       .039       .044
Investment Operations
 Net interest income

106.Less Distributions (.033)     (.022)     (.021)     (.029)     (.044)     (.053)     (.056)     (.045)     (.039)     (.044)
 From net interest income

107.Net asset value,
end of                $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

108.Total return A    3.36       2.21       2.11       2.93       4.46       5.38       5.72       4.55       3.93       4.52
                     %          %          %          %          %          %          %          %          %          %

109.RATIOS AND SUPPLEMENTAL
DATA

110.Net assets, end
of                    $ 559,17   $ 454,25   $ 538,75   $ 484,99   $ 304,14   $ 259,38   $ 203,51   $ 212,02   $ 288,27   $ 362,38
period (000 omitted)  3          9          6          9          7          1          3          9          9          8

111.Ratio of expenses
to                    .65        .65        .61        .63        .65        .65        .64        .70        .63        .61
average net assets    %          %          %          %          %          %          %          %          %          %

112.Ratio of expenses
to                     .77        .67        .61        .63        .66        .68        .76        .75        .63        .61
average net assets
before                %          %          %          %          %          %          %          %          %          %
expense reductions

113.Ratio of net
interest               3.31       2.17       2.09       2.86       4.29       5.32       5.64       4.37       3.87       4.36
income to average     %          %          %          %          %          %          %          %          %          %
net assets


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Tax-Exempt Money Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,700,000 or 0.3% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $1,268,485 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the fund's transfer and shareholder servicing agent functions. During the period November 1, 1994 to December 31, 1994, the fund paid fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract
3. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED pursuant to which the fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $941,433.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $102,002.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% of average net assets. For the period, the reimbursement reduced the expenses by $559,941.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Daily Tax-Exempt Money Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights (included on page P-4) present fairly, in all material respects, the financial position of Daily Tax-Exempt Money Fund at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Daily Tax-Exempt Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse, LLP
Dallas, Texas
December 8, 1995














Page 17
Strip-in ONLY Page numbers & "Annual Report"

DO NOT STRIP-IN THIS NOTE
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Investments Institutional
Operations Company
Boston, MA
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES